Shareholders' equity - Treasury shares (Details) - TOTAL S.A.	Jun. 30, 2019 shares
Treasury shares	64,800,717
Percentage of share capital represented by treasury shares	2.43%
Shares to be cancelled	57,130,510
Shares to be allocated as part of free share grant plans	7,670,207
2016 Plan
Shares to be allocated as part of free share grant plans	4,683,986
2017 Plan
Shares to be allocated as part of free share grant plans	2,918,835
Other Plans
Shares to be allocated as part of free share grant plans	67,386
Shares repurchased during Q4 2018
Shares to be cancelled	27,360,278
Shares repurchased during Q1 2019
Shares to be cancelled	7,374,542
Shares repurchased during Q2 2019
Shares to be cancelled	22,395,690